Expense Example - FidelitySystematicMunicipalBondIndexETF-PRO - FidelitySystematicMunicipalBondIndexETF-PRO - Fidelity Systematic Municipal Bond Index ETF - Fidelity Systematic Municipal Bond Index ETF
Apr. 07, 2025 USD ($)
Expense Example:
1 year	$ 5
3 years	16
5 years	28
10 years	$ 64